Statements of Combined Consolidated Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
REVENUES
Affiliate	$ 77,443	[1]	$ 19,477	[1]	$ 19,297	[1]
Third-party	3,503	[1]	3,823	[1]	3,362	[1]
Total Revenues	80,946	[1]	23,300	[1]	22,659	[1]
COSTS AND EXPENSES
Operating and maintenance expenses	41,400	[1]	40,953	[1]	37,022	[1]
Depreciation and amortization expenses	10,127	[1]	10,056	[1]	10,876	[1]
General and administrative expenses	8,384	[1]	3,578	[1]	3,637	[1]
Loss on asset disposals	26	[1]	830	[1]	1,114	[1]
Total Costs and Expenses	59,937	[1]	55,417	[1]	52,649	[1]
OPERATING INCOME (LOSS)	21,009	[1]	(32,117)	[1]	(29,990)	[1]
Interest and financing costs, net	(1,610)	[1]	0	[1]	0	[1]
NET INCOME (LOSS)	19,399	[1]	(32,117)	[1]	(29,990)	[1]
Less: Loss attributable to Predecessors	(15,169)	[1]	(32,117)	[1]	(29,990)	[1]
Net income attributable to partners	34,568	[1]	0	[1]	0	[1]
Less: General partner's interest in net income	692	[1]	0	[1]	0	[1]
Limited partners' interest in net income	$ 33,876	[1]	$ 0	[1]	$ 0	[1]
Net income per limited partner unit:
Common - (basic and diluted)	$ 1.11	[1]
Subordinated - Tesoro (basic and diluted)	$ 1.11	[1]
Weighted average limited partner units outstanding:
Common units - basic	15,254,890	[1]
Common units - diluted	15,282,366	[1]
Subordinated units - Tesoro (basic and diluted)	15,254,890	[1]
Cash distribution per unit	$ 0.9573	[1]

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and C for further discussion.